Acquisitions and Divestitures - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 BiMetals [Member]	Dec. 31, 2013 BiMetals [Member] Maximum	Mar. 31, 2013 iTRACS Corporation [Member]	Dec. 31, 2013 iTRACS Corporation [Member]	Jul. 31, 2013 Redwood Systems Inc [Member]	Dec. 31, 2013 Redwood Systems Inc [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Maximum	Jul. 31, 2013 Redwood Systems Inc [Member] Minimum	Jul. 31, 2013 Redwood Systems Inc [Member] Contingent Net Revenues Agreement [Member] Maximum	Dec. 31, 2013 Argus [Member]
Business Acquisition [Line Items]
Company acquisition date	Jan. 14, 2011
Cash paid for acquired assets and assumed liabilities				$ 34,000,000		$ 9,800,000					$ 12,000,000
Net sales					800,000		1,700,000
Estimated fair value						12,400,000
Additional consideration paid										37,250,000
Net sales target									55,000,000
Retention payments for employees								11,750,000
Proceed from sale of certain assets of business		23,000,000
Note with face value		15,000,000
Term of note			7 years
Estimated fair value of note		9,800,000
Identified intangible assets allocated		2,900,000
Goodwill allocated		6,500,000
Net gain on transaction		$ 18,700,000